Non-Controlling Interests - Subsidiaries and Operations with Non-Controlling Interests (Details) shares in Millions	12 Months Ended
	Dec. 31, 2021 MW shares	Dec. 31, 2020	Dec. 31, 2019
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	49.99%	49.99%
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	39.90%	39.90%
Proportion of ownership interest in subsidiary	60.10%		60.40%
Number of shares issued | shares	1
Kent Hills wind farm | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	17.00%
Capacity of facility (in megawatts) | MW	167